Details of Significant Accounts - Defined contribution plans (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Percentage of monthly contribution	6.00%
Pension cost	$ 501	$ 468	$ 389
Pension cost for other foreign subsidiaries	$ 172	$ 143	$ 90